United States

Securities and Exchange Commission

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2125

EquiTrust Series Fund, Inc.

(Exact name of registrant as specified in charter)

5400 University Avenue, West Des Moines IA	50266-5997
(Address of principal executive offices)	(Zip code)

Kristi Rojohn, 5400 University Avenue, West Des Moines IA 50266-5997

(Name and address of agent for service)

Registrant’s telephone number, including area code: 515/225-5400

Date of fiscal year end: July 31, 2006

Date of reporting period: April 30, 2007

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedules of Investments.

EQUITRUST SERIES FUND, INC.

SCHEDULE OF INVESTMENTS

VALUE GROWTH PORTFOLIO

April 30, 2007

(Unaudited)

	Shares Held	Value
COMMON STOCKS (90.91%)
APPAREL AND OTHER TEXTILE PRODUCTS (0.41%)
Jones Apparel Group, Inc.	10,100	$337,239
BUSINESS SERVICES (5.31%)
Compuware Corp.	29,950	295,606
eBay, Inc.	13,555	460,057
Electronic Data Systems Corp.	8,755	255,996
First Data Corp.	5,130	166,212
Intuit Inc.	14,060	400,007
Microsoft Corp.	47,253	1,414,755
Oracle Corp.	34,600	650,480
Symantec Corp.	35,583	626,261
Western Union Co. (The)	5,130	107,987

		4,377,361
CHEMICALS AND ALLIED PRODUCTS (12.25%)
Abbott Laboratories	12,450	704,919
Amgen, Inc.	7,590	486,823
Colgate-Palmolive Co.	4,575	309,911
Dow Chemical Co.	4,890	218,143
E.I. du Pont de Nemours & Co.	17,765	873,505
GlaxoSmithKline PLC	7,675	443,462
Johnson & Johnson	24,269	1,558,555
KV Pharmaceutical Co.-Class A	15,150	394,051
Mylan Laboratories, Inc.	12,000	263,160
Novartis AG	6,970	404,887
Olin Corp.	9,600	164,544
Procter & Gamble Co.	6,600	424,446
Pfizer, Inc.	67,589	1,788,405
Schering-Plough Corp.	19,940	632,696
Teva Pharmaceutical Industries, Ltd.	23,334	893,926
Wyeth	9,830	545,565

		10,106,998
COMMUNICATIONS (3.02%)
Alltel Corp.	6,400	401,216
Comcast Corp.-Class A	25,237	672,818
Sprint Nextel Corp.	47,673	954,890
Verizon Communications, Inc.	12,000	458,160

		2,487,084
DEPOSITORY INSTITUTIONS (7.46%)
Bank of America Corp.	17,412	886,271
Bank of New York Co., Inc.	22,899	926,951
Citigroup, Inc.	30,349	1,627,313
National City Corp.	10,030	366,596
New York Community Bancorp., Inc.	29,770	519,784
Regions Financial Corp.	12,965	454,942
U. S. Bancorp.	20,652	709,396
Wachovia Corp.	11,922	662,148

		6,153,401
ELECTRIC, GAS AND SANITARY SERVICES (3.85%)
Atmos Energy Corp.	15,103	479,067
CMS Energy Corp.	31,400	581,528
Helmerich & Payne	15,200	490,808
Pepco Holdings, Inc.	19,900	587,448
Pinnacle West Capital Corp.	9,900	478,071
Xcel Energy, Inc.	23,065	555,636

		3,172,558

ELECTRONIC AND OTHER ELECTRICAL EQUIPMENT (8.24%)
Adaptec, Inc.	57,700	222,722
ADC Telecommunications, Inc.	25,651	471,978
Cisco Systems, Inc.	42,500	1,136,450
ECI Telecom, Ltd.	20,000	167,200
Emerson Electric Co.	5,800	272,542
General Electric Co.	92,025	3,392,042
Helen of Troy, Ltd.	12,088	274,398
Intel Corp.	25,100	539,650
JDS Uniphase Corp.	2,700	44,496
Qualcomm, Inc.	5,400	236,520
Verigy, Ltd.	1,469	37,122

		6,795,120
FABRICATED METAL PRODUCTS (0.83%)
Illinois Tool Works	13,310	682,936
FOOD AND KINDRED PRODUCTS (4.36%)
Anheuser-Busch Cos., Inc.	8,955	440,496
Coca-Cola Co. (The)	19,010	992,132
Coca Cola Enterprises, Inc.	23,540	516,468
ConAgra Foods, Inc.	16,457	404,513
General Mills, Inc.	4,000	239,600
Kraft Foods, Inc.	4,425	148,105
Pepsico, Inc.	12,935	854,874

		3,596,188
FOOD STORES (1.04%)
Kroger Co.	29,178	861,043
GENERAL MERCHANDISE STORES (1.93%)
Target Corp.	16,110	956,451
Wal-Mart Stores, Inc.	13,235	634,221

		1,590,672
HEALTH SERVICES (0.89%)
Health Management Associates, Inc.	37,900	405,151
Lifepoint Hospitals, Inc.	8,932	326,107

		731,258
INDUSTRIAL MACHINERY AND EQUIPMENT (5.42%)
3M Co.	16,485	1,364,463
Baker Hughes, Inc.	6,300	506,457
Deere & Co.	2,740	299,756
EMC Corp.	67,200	1,020,096
Hewlett-Packard Co.	10,700	450,898
Ingersoll-Rand Co., Ltd.-Class A	16,500	736,725
Solectron Corp.	26,600	89,110

		4,467,505
INSTRUMENTS AND RELATED PRODUCTS (5.78%)
Agilent Technologies, Inc.	12,000	412,440
Becton Dickinson & Co.	13,246	1,042,328
Biomet, Inc.	5,630	243,216
Boston Scientific Corp.	6,610	102,058
Medtronic, Inc.	16,660	881,814
Stryker Corp.	9,270	601,994
Thermo Fisher Scientific Inc.	18,144	944,577
Zimmer Holdings, Inc.	5,980	541,070

		4,769,497
INSURANCE AGENTS, BROKERS AND SERVICE (0.50%)
Arthur J. Gallagher & Co.	14,850	415,206
INSURANCE CARRIERS (3.77%)
Allstate Corp.	6,225	387,942
American International Group, Inc.	13,040	911,626
MBIA, Inc.	6,644	462,157
MetLife, Inc.	10,170	668,169
Safeco Corp.	4,120	274,969
WellPoint, Inc.	5,108	403,379

		3,108,242

METAL MINING (1.79%)
Barrick Gold Corp.	31,792	893,673
Newmont Mining Corp.	14,000	583,800

		1,477,473
MOTION PICTURES (1.46%)
News Corp.-Class A	22,810	510,716
Time Warner, Inc.	33,590	692,962

		1,203,678
NONDEPOSITORY INSTITUTIONS (1.04%)
Federal Home Loan Mortgage Corp.	9,600	621,888
SLM Corp.	4,440	239,005

		860,893
OIL AND GAS EXTRACTION (4.53%)
Anadarko Petroleum Corp.	9,900	461,934
Apache Corp.	7,100	514,750
BJ Services Co.	12,700	363,982
Noble Corp.	5,900	496,839
Occidental Petroleum Co.	13,130	665,691
Rowan Cos., Inc.	21,100	773,104
Weatherford Intl Inc.	8,800	461,912

		3,738,212
PAPER AND ALLIED PRODUCTS (1.67%)
Abitibi Consolidated, Inc.	143,400	377,142
Kimberly-Clark Corp.	14,025	998,159

		1,375,301
PERSONAL SERVICES (0.48%)
Cintas Corp.	10,660	399,430
PETROLEUM AND COAL PRODUCTS (4.75%)
BP PLC	7,500	504,900
Chevron Corp.	20,000	1,555,800
ConocoPhillips	26,828	1,860,522

		3,921,222
PRIMARY METAL INDUSTRIES (0.62%)
Northwest Pipe Co.	14,315	511,761
PRINTING AND PUBLISHING (1.25%)
Belo Corp.-Series A	18,030	347,438
R.R. Donnelley & Sons Co.	10,960	440,592
Tribune Co.	7,350	241,080

		1,029,110
RAILROAD TRANSPORTATION (0.43%)
Union Pacific Corp.	3,130	357,603
RETAIL-DRUG STORES AND PROPRIETARY STORES (0.24%)
Walgreen Co.	4,600	201,940
RETAIL-LUMBER & OTHER BUILDING MATERIALS DEALERS (0.74%)
Lowe’s Companies, Inc.	19,835	606,158
SECURITY AND COMMODITY BROKERS (0.84%)
Adams Express Co.	29,800	436,868
Ameriprise Financial, Inc.	4,295	255,424

		692,292
TOBACCO PRODUCTS (0.53%)
Altria Group, Inc.	6,395	440,743
TRANSPORTATION EQUIPMENT (3.40%)
Federal Signal Corp.	17,200	271,588
Honeywell International, Inc.	29,800	1,614,564
ITT Industries, Inc.	14,340	915,035

		2,801,187

TRUCKING (NO LOCAL) (0.25%)
Werner Enterprises, Inc.	10,930	206,686
TRUCKING AND WAREHOUSING (0.60%)
United Parcel Service, Inc.-Class B	7,005	493,362
WHOLESALE TRADE - NONDURABLE GOODS (0.53%)
SYSCO Corp.	13,235	433,314
MISCELLANEOUS EQUITIES (0.70%)
H & Q Life Sciences Investors	40,008	578,916

Total Common Stocks (Cost $67,211,419)		74,981,589
SHORT-TERM INVESTMENTS (9.38%)
MONEY MARKET MUTUAL FUND (0.01%)
JPMorgan U.S. Treasury Plus Money Market Fund (Cost $2,156)	2,156	2,156

	Principal Amount
COMMERCIAL PAPER (4.64%)
NONDEPOSITORY INSTITUTIONS (3.61%)
American Express Credit Corp., 5.26%, due 05/02/07	$375,000	375,000
American Express Credit Corp., 5.25%, due 05/11/07	1,000,000	1,000,000
American General Finance Corp., 5.27%, due 05/01/07	1,000,000	1,000,000
General Electric Capital Corp., 5.24%, due 05/23/07	400,000	400,000
General Electric Capital Corp., 5.25%, due 05/23/07	200,000	200,000

		2,975,000
INSURANCE CARRIERS (1.03%)
Prudential Funding, LLC, 5.25%, due 05/04/07	325,000	325,000
Prudential Funding, LLC, 5.26%, due 05/04/07	525,000	525,000

		850,000

Total Commercial Paper (Cost $3,825,000)		3,825,000
UNITED STATES GOVERNMENT AGENCIES (4.73%)
Federal Farm Credit Bank, due 05/08/07	939,000	938,060
Federal Home Loan Bank, due 05/23/07	500,000	498,436
Federal National Mortgage Assoc., due 05/30/07	1,200,000	1,195,057
Federal National Mortgage Assoc., due 06/01/07	1,275,000	1,269,396

Total United States Government Agencies (Cost $3,900,949)		3,900,949

Total Short-Term Investments (Cost $7,728,105)		7,728,105

Total Investments (Cost $74,939,524) (100.29%)		82,709,694
OTHER ASSETS LESS LIABILITIES (-0.29%)
Cash, receivables, prepaid expense and other assets, less liabilities		(238,173)

Total Net Assets (100.00%)		$82,471,521

Non-income producing securities.

UNREALIZED APPRECIATION (DEPRECIATION)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the portfolios as of the period end were as follows:
Unrealized Appreciation	$12,343,936
Unrealized Depreciation	(5,281,242)

Net Unrealized Appreciation (Depreciation)	7,062,694
Cost for federal income tax purposes	$75,647,000

EQUITRUST SERIES FUND, INC.

SCHEDULE OF INVESTMENTS

HIGH GRADE BOND PORTFOLIO

April 30, 2007

(Unaudited)

	Principal Amount	Value
CORPORATE BONDS (50.04%)
DEPOSITORY INSTITUTIONS (9.36%)
Comerica Bank, 5.20%, due 8/22/17	$300,000	$287,637
Huntington National Bank, 5.50%, due 02/15/16	300,000	295,554
PNC Preferred FD, 144A, 6.517%, due 12/31/49	500,000	518,355
Washington Mutual Bank, 5.65%, due 08/15/14	250,000	249,768

		1,351,314
ELECTRIC, GAS AND SANITARY SERVICES (11.73%)
Maritime & NE Pipeline, 144A, 7.70%, due 11/30/19	600,000	672,966
Oglethorpe Power Corp., 6.974%, due 06/30/11	472,000	483,927
PacifiCorp, 6.90%, due 11/15/11	500,000	535,710

		1,692,603
FOOD AND KINDRED PRODUCTS (1.36%)
Diageo Capital PLC, 4.375%, due 05/03/10	200,000	196,116
FOOD STORES (1.13%)
Ahold Finance USA, Inc., 8.25%, due 07/15/10	150,000	163,312
HOLDING AND OTHER INVESTMENT OFFICES (4.82%)
Security Capital Pacific, 7.20%, due 03/01/13	225,000	239,317
Washington REIT, 6.898%, due 02/25/18	450,000	456,431

		695,748
INSURANCE CARRIERS (2.57%)
SunAmerica, Inc., 8.125%, due 04/28/23	300,000	370,509
OIL AND GAS EXTRACTION (1.82%)
Burlington Resources, Inc., 9.125%, due 10/01/21	200,000	263,332
SECURITY AND COMMODITY BROKERS (6.66%)
Goldman Sachs Group, Inc., 5.125%, due 01/15/15	300,000	293,811
Morgan Stanley-Series MTNC, 5.125%, due 02/11/19	700,000	667,982

		961,793
TOBACCO PRODUCTS (5.40%)
UST, Inc., 7.25%, due 06/01/09	750,000	779,625
TRANSPORTATION - BY AIR (3.93%)
Continental Airlines, Inc., 6.545%, due 08/02/20	545,513	567,251
TRANSPORTATION EQUIPMENT (1.26%)
Ford Motor Co., 9.215%, due 09/15/21	200,000	181,500

Total Corporate Bonds (Cost $6,968,906)		7,223,103
MORTGAGE-BACKED SECURITIES (33.36%)
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) (3.82%)
Pool #3023, 5.50%, due 08/01/35	159,112	157,010
Pool #3051, 5.50%, due 10/01/25	400,000	394,444

		551,454
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) (29.54%)
Pool # 1512, 7.50%, due 12/01/23	33,397	34,842
Pool # 2631, 7.00%, due 08/01/28	16,570	17,337
Pool # 2658, 6.50%, due 10/01/28	46,155	47,651
Pool # 2698, 5.50%, due 01/01/29	73,857	73,527
Pool # 2701, 6.50%, due 01/01/29	51,066	52,719
Pool # 2796, 7.00%, due 08/01/29	20,210	21,148
Pool # 3039, 6.50%, due 02/01/31	6,073	6,266
Pool # 3188, 6.50%, due 02/01/32	63,858	65,870
Pool # 3239, 6.50%, due 05/01/32	44,915	46,330
Pool # 3261, 6.50%, due 07/01/32	44,523	45,926
Pool # 3320, 5.50%, due 12/01/32	436,421	434,002
Pool # 3333, 5.50%, due 01/01/33	297,838	296,182
Pool # 3375, 5.50%, due 04/01/33	89,796	89,296
Pool # 3390, 5.50%, due 05/01/33	417,196	414,876

Pool # 3403, 5.50%, due 06/01/33	476,140	473,491
Pool # 3458, 5.00%, due 10/01/33	581,862	564,727
Pool # 3499, 5.00%, due 01/01/34	299,868	290,936
Pool # 3556, 5.50%, due 05/01/34	231,653	230,278
Pool # 3623, 5.00%, due 10/01/34	749,115	726,802
Pool # 22630, 6.50%, due 08/01/28	23,287	24,042
Pool # 144332, 9.00%, due 07/01/16	2,636	2,829
Pool # 643816, 6.00%, due 07/01/25	300,132	304,853

		4,263,930

Total Mortgage-Backed Securities (Cost $4,854,043)		4,815,384
UNITED STATES GOVERNMENT AGENCIES (3.42%)
Government National Mortgage Assoc., 5.50%, 07/01/32 (Cost $485,249)	500,000	494,307
SHORT-TERM INVESTMENTS (12.70%)
COMMERCIAL PAPER (2.43%)
INSURANCE CARRIERS
Prudential Funding LLC, 5.25%, due 05/01/07 (Cost $350,000)	350,000	350,000
UNITED STATES GOVERNMENT AGENCIES (9.51%)
Federal Home Loan Bank, due 05/07/07	550,000	549,534
Federal Home Loan Bank, due 05/16/07	825,000	823,238

Total United States Government Agencies (Cost $1,372,772)		1,372,772

	Shares Held
MONEY MARKET MUTUAL FUND (0.76%)
JPMorgan U.S. Treasury Plus Money Market Fund (Cost $109,831)	109,831	109,831

Total Short-Term Investments (Cost $1,832,603)		1,832,603

Total Investments (Cost $14,140,801) (99.52%)		14,365,397
OTHER ASSETS LESS LIABILITIES (0.48%)
Cash, receivables, prepaid expense and other assets, less liabilities		68,788

Total Net Assets (100.00%)		$14,434,185

Restricted Securities:

Maritime & NE Pipeline was purchased at 104.481 on 04/20/01. As of 04/30/07, the carrying value of each unit was 112.161, representing $672,966 or 4.66% of total net assets.

PNC Preferred FD was purchased at 100.000 on 11/29/06. As of 04/30/07, the carrying value of each unit was 103.671, representing $518,355 or 3.59% of total net assets.

UNREALIZED APPRECIATION (DEPRECIATION)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the portfolios as of the period end were as follows:
Unrealized Appreciation	$325,870
Unrealized Depreciation	(101,274)

Net Unrealized Appreciation (Depreciation)	224,596
Cost for federal income tax purposes	$14,140,801

EQUITRUST SERIES FUND, INC.

SCHEDULE OF INVESTMENTS

STRATEGIC YIELD PORTFOLIO

April 30, 2007

(Unaudited)

	Shares Held	Value
PREFERRED STOCKS (1.62%)
DEPOSITORY INSTITUTIONS
Sovereign Capital Trust V, 7.75% (Cost $200,000)	8,000	$214,800

	Principal Amount
CORPORATE BONDS (78.41%)
APPAREL AND ACCESSORY STORES (4.67%)
Woolworth (FW) Corp., 8.50%, due 01/15/22	$600,000	621,000
CHEMICALS AND ALLIED PRODUCTS (3.64%)
Chemtura Corp., 6.875%, due 06/01/16	300,000	297,000
Nova Chemicals, Ltd., 7.875%, due 09/15/25	200,000	187,500

		484,500
DEPOSITORY INSTITUTIONS (3.90%)
PNC Preferred FD, 144A, 6.517%, due 12/31/49	500,000	518,355
ELECTRIC, GAS AND SANITARY SERVICES (9.01%)
ESI Tractebel, 7.99%, due 12/30/11	361,000	372,172
Semco Energy, Inc., 7.125%, due 05/15/08	600,000	607,500
Waterford 3 Nuclear Power Plant, 8.09%, due 01/02/17	214,042	217,279

		1,196,951
FURNITURE AND FIXTURES (1.55%)
Steelcase Inc., 6.50%, due 08/15/2011	200,000	205,644
HOLDING AND OTHER INVESTMENT OFFICES (21.38%)
Federal Realty Investment Trust, 7.48%, due 08/15/26	600,000	669,048
First Industrial LP, 7.60%, due 07/15/28	300,000	332,139
Hospitality Properties Trust, 6.75%, due 02/15/13	225,000	237,870
HRPT Properties, 6.25%, due 08/15/16	425,000	442,408
iStar Financial, Inc., 7.00%, due 03/15/08	200,000	203,744
iStar Financial, Inc.-Series B, 5.70%, due 03/01/14	421,000	417,076
Price Development Co., 7.29%, due 03/11/08	62,500	62,863
Rouse Company, LP (The), 5.375%, due 11/26/13	500,000	477,650

		2,842,798
INSURANCE CARRIERS (2.69%)
PXRE Capital Trust, 8.85%, due 02/01/27	350,000	357,000
MOTION PICTURES (1.80%)
Time Warner, Inc., 8.375%, due 03/15/23	200,000	239,618
OIL & GAS FIELD EXPLORATION SERVICES (3.10%)
Sabine Pass LNG, LP., 144A, 7.50%, due 11/30/16	400,000	412,500
PAPER AND ALLIED PRODUCTS (12.16%)
Bowater, Inc., 9.375%, due 12/15/21	400,000	403,000
Cascades, Inc., 7.25%, due 02/15/13	500,000	510,000
Potlatch Corp., 13.00%, due 12/01/09	600,000	702,750

		1,615,750
TRANSPORTATION - BY AIR (2.66%)
Continental Airlines, Inc., 7.461%, due 10/01/16	338,159	353,207
TRANSPORTATION SERVICES (2.12%)
Preston Corp., 7.00%, due 05/01/11	306,000	282,337
WATER TRANSPORTATION (7.26%)
Overseas Shipholding Group, Inc., 8.75%, due 12/01/13	400,000	444,000
Windsor Petroleum Transportation, 144A, 7.84%, due 01/15/21	500,000	520,460

		964,460

WHOLESALE TRADE-NONDURABLE GOODS (2.47%)
Safeway, Inc., 7.45%, due 09/15/27	300,000	327,978

Total Corporate Bonds (Cost $10,043,912)		10,422,098
MORTGAGE-BACKED SECURITIES (4.00%)
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)
Pool # 3023, 5.50%, due 08/01/35	238,668	235,516
Pool # 3051, 5.50%, due 10/01/25	300,000	295,833

Total Mortgage-Backed Securities (Cost $530,866)		531,349
SHORT-TERM INVESTMENTS (14.79%)
COMMERCIAL PAPER (4.14%)
NONDEPOSITORY INSTITUTIONS (2.07%)
American Express Credit Corp., 5.24% due 05/11/07	275,000	275,000
PETROLEUM AND COAL PRODUCTS (2.07%)
Chevron Corp., 5.24%, due 05/01/07	275,000	275,000

Total Commercial Paper (Cost $550,000)		550,000
UNITED STATES GOVERNMENT AGENCIES (9.76%)
Federal Home Loan Bank, due 05/07/2007	500,000	499,576
Federal Home Loan Bank, due 05/16/2007	400,000	399,146
Federal Home Loan Mortgage Corp., due 05/21/07	400,000	398,865

Total United States Government Agencies (Cost $1,297,587)		1,297,587

	Shares Held
MONEY MARKET MUTUAL FUND (0.89%)
JPMorgan U.S. Treasury Plus Money Market Fund (Cost $118,871)	118,871	118,871

Total Short-Term Investments (Cost $1,966,458)		1,966,458

Total Investments (Cost $12,741,236) (98.82%)		13,134,705
OTHER ASSETS LESS LIABILITIES (1.18%)
Cash, receivables, prepaid expense and other assets, less liabilities		157,265

Total Net Assets (100.00%)		$13,291,970

Restricted securities:

PNC Preferred FD, was purchased at 100.000 on 11/29/06. As of 04/30/07, the carrying value of each unit was 103.671, representing $518,355 or 3.90% of total net assets.

Sabine Pass LNG, LP., was purchased at 100.000 on 11/01/06. As of 04/30/07, the carrying value of each unit was 103.125, representing $412,500 or 3.10% of total net assets.

Windsor Petroleum Transportation was purchased at 80.500 on 08/26/99. As of 04/30/07, the carrying value of each unit was 104.092, representing $520,460 or 3.92% of total net assets.

As of 04/30/07, the carrying value of all restricted securities was $1,451,315 or 10.92% of total net assets.

Unrealized Appreciation	$470,713
Unrealized Depreciation	(77,244)

Net Unrealized Appreciation (Depreciation)	393,469
Cost for federal income tax purposes	$12,741,236

EQUITRUST SERIES FUND, INC.

SCHEDULE OF INVESTMENTS

MANAGED PORTFOLIO

April 30, 2007

(Unaudited)

	Shares Held	Value
COMMON STOCKS (64.97%)
APPAREL AND OTHER TEXTILE PRODUCTS (0.39%)
Jones Apparel Group, Inc.	5,600	$186,984
BUSINESS SERVICES (0.60%)
Electronic Data Systems Corp.	5,000	146,200
Microsoft Corp.	4,700	140,718

		286,918
CHEMICALS AND ALLIED PRODUCTS (10.45%)
Abbot Laboratories	10,400	588,848
Amgen, Inc.	1,900	121,866
Colgate-Palmolive Co.	2,535	171,721
Dow Chemical Co.	6,040	269,444
E.I. du Pont de Nemours & Co.	9,905	487,029
GlaxoSmithKline PLC	4,100	236,898
Johnson & Johnson	13,813	887,071
KV Pharmaceutical Co.-Class A	7,050	183,371
Mylan Laboratories, Inc.	6,390	140,133
Novartis AG	4,030	234,103
Olin Corp.	11,300	193,682
Pfizer, Inc.	37,252	985,688
Schering-Plough Corp.	9,700	307,781
Teva Pharmaceutical Industries, Ltd.	4,892	187,412

		4,995,047
COMMUNICATIONS (2.08%)
Comcast Corp.-Class A	7,203	192,032
Sprint Nextel Corp.	27,380	548,421
Verizon Communications, Inc.	6,600	251,988

		992,441
DEPOSITORY INSTITUTIONS (5.39%)
Bank of America Corp.	7,152	364,037
Bank of New York Co., Inc.	6,783	274,576
Citigroup, Inc.	9,013	483,277
National City Corp.	4,115	150,403
New York Community Bancorp., Inc.	19,030	332,264
Regions Financial Corp.	6,865	240,893
U. S. Bancorp.	11,182	384,102
Wachovia Corp.	6,234	346,236

		2,575,788
ELECTRIC, GAS AND SANITARY SERVICES (6.05%)
Atmos Energy Corp.	21,283	675,097
Pepco Holdings, Inc.	22,400	661,248
Pinnacle West Capital Corp.	11,400	550,506
Tortoise Energy Capital Corp.	22,251	697,791
Xcel Energy, Inc.	12,765	307,509

		2,892,151
ELECTRONIC AND OTHER ELECTRICAL EQUIPMENT (5.36%)
Cisco Systems, Inc.	11,600	310,184
General Electric Co.	53,735	1,980,672

Helen of Troy, Ltd.	6,813	154,655
Intel Corp.	5,300	113,950

		2,559,461
FABRICATED METAL PRODUCTS (0.56%)
Illinois Tool Works, Inc.	5,175	265,529
FOOD AND KINDRED PRODUCTS (2.54%)
Anheuser-Busch Cos., Inc.	5,260	258,739
Coca-Cola Co. (The)	5,440	283,914
ConAgra Foods, Inc.	9,607	236,140
Kraft Foods, Inc.	1,972	66,003
PepsiCo. Inc.	5,615	371,095

		1,215,891
FOOD STORES (0.74%)
Kroger Co.	12,004	354,238
GENERAL MERCHANDISE STORES (1.32%)
Target Corp.	2,440	144,863
Wal-Mart Stores, Inc.	10,115	484,711

		629,574
HEALTH SERVICES (0.97%)
Health Management Associates, Inc.	24,300	259,767
Lifepoint Hospitals, Inc.	5,555	202,813

		462,580
INDUSTRIAL MACHINERY AND EQUIPMENT (4.47%)
3M Co.	9,580	792,937
Baker Hughes, Inc.	3,600	289,404
Hewlett-Packard Co.	5,200	219,128
Ingersoll-Rand Co., Ltd.-Class A	12,556	560,625
Weatherford International, Inc.	5,200	272,948

		2,135,042
INSTRUMENTS AND RELATED PRODUCTS (2.37%)
Becton Dickinson & Co.	3,137	246,850
Biomet, Inc.	3,140	135,648
Stryker Corp.	3,595	233,459
Thermo Fisher Scientific, Inc.	5,152	268,213
Zimmer Holdings, Inc.	2,740	247,915

		1,132,085
INSURANCE AGENTS, BROKERS AND SERVICE (0.50%)
Arthur J. Gallagher & Co.	8,605	240,596
INSURANCE CARRIERS (2.62%)
Allstate Corp.	3,635	226,533
American International Group, Inc.	3,710	259,366
MetLife, Inc.	5,600	367,920
Safeco Corp.	2,400	160,176
WellPoint, Inc.	2,997	236,673

		1,250,668
METAL MINING (2.45%)
Barrick Gold Corp.	29,624	832,731
Newmont Mining Corp.	8,100	337,770

		1,170,501
NONDEPOSITORY CREDIT INSTITUTIONS (0.29%)
SLM Corp.	2,565	138,074

OIL AND GAS EXTRACTION (3.01%)
Anadarko Petroleum Corp.	5,700	265,962
Apache Corp.	3,900	282,750
Occidental Petroleum Co.	11,030	559,221
Rowan Cos., Inc.	9,000	329,760

		1,437,693
PAPER AND ALLIED PRODUCTS (1.72%)
Abitibi Consolidated, Inc.	99,700	262,211
Kimberly-Clark Corp.	7,875	560,464

		822,675
PERSONAL SERVICES (0.49%)
Cintas Corp.	6,305	236,248
PETROLEUM AND COAL PRODUCTS (2.45%)
BP PLC	4,400	296,208
ConocoPhillips	12,625	875,544

		1,171,752
PIPELINES, EXCEPT NATURAL GAS (1.31%)
Kinder Morgan Management, LLC	11,770	625,458
PRINTING AND PUBLISHING (1.19%)
Belo Corp.-Series A	9,765	188,172
R.R. Donnelley & Sons Co.	6,065	243,813
Tribune Co.	4,100	134,480

		566,465
RAILROAD TRANSPORTATION (0.41%)
Union Pacific Corp.	1,725	197,081
RETAIL-DRUG STORES AND PROPRIETARY STORES (0.24%)
Walgreen Co.	2,600	114,140
RETAIL-LUMBER & OTHER BUILDING MATERIAL DEALERS (0.24%)
Lowe’s Companies	3,815	116,586
TOBACCO PRODUCTS (0.41%)
Altria Group, Inc.	2,850	196,422
TRANSPORTATION EQUIPMENT (3.08%)
Federal Signal Corp.	16,200	255,798
Honeywell International, Inc.	13,900	753,102
ITT Industries, Inc.	7,280	464,537

		1,473,437
TRUCKING AND WAREHOUSING (0.50%)
United Parcel Service, Inc.-Class B	3,405	239,814
WHOLESALE TRADE - NONDURABLE GOODS (0.51%)
SYSCO Corp.	7,485	245,059
MISCELLANEOUS EQUITIES (0.26%)
H & Q Life Sciences Investors	8,500	122,995

Total Common Stocks (Cost $24,517,843)		31,049,393

	Principal Amount
MORTGAGE-BACKED SECURITIES (3.38%)
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)
Pool # 2796, 7.00%, due 08/01/29	$45,472	47,582
Pool # 3040, 7.00%, due 02/01/31	25,506	26,679
Pool # 3188, 6.50%, due 02/01/32	63,858	65,870
Pool # 3239, 6.50%, due 05/01/32	114,821	118,439
Pool # 3333, 5.50%, due 01/01/33	260,609	259,159
Pool # 3403, 5.50%, due 06/01/33	141,770	140,981
Pool # 3442, 5.00%, due 09/01/33	585,260	568,026
Pool # 3459, 5.50%, due 10/01/33	389,938	387,769

Total Mortgage-Backed Securities (Cost $1,618,583)		1,614,505
UNITED STATES GOVERNMENT AGENCIES (20.57%)
Federal National Mortgage Assoc., 6.00%, due 11/09/15	525,000	525,319
Government National Mortgage Assoc., 5.00%, due 09/01/23	300,000	298,703
Government National Mortgage Assoc., 5.00%, due 09/01/29	400,000	399,948
Government National Mortgage Assoc., 5.00%, due 05/01/30	440,000	437,938
Government National Mortgage Assoc., 5.00%, due 04/01/31	500,000	499,165
Government National Mortgage Assoc., 5.00%, due 06/01/31	700,000	691,902
Government National Mortgage Assoc., 5.50%, due 07/01/32	1,250,000	1,235,766
Government National Mortgage Assoc., 5.50%, due 11/01/32	1,000,000	1,003,386
Government National Mortgage Assoc., 5.50%, due 02/01/33	1,500,000	1,475,283
Government National Mortgage Assoc., 5.00%, due 05/01/33	522,000	505,565
Government National Mortgage Assoc., 5.00%, due 06/01/33	1,128,800	1,109,926
Government National Mortgage Assoc., 3.47%, due 04/01/34	254,485	246,478
Government National Mortgage Assoc., 4.00%, due 10/01/34	427,828	416,089
Government National Mortgage Assoc., 5.50%, due 12/01/34	1,000,000	985,391

Total United States Government Agencies (Cost $9,768,825)		9,830,859
SHORT-TERM INVESTMENTS (11.23%)
COMMERCIAL PAPER (3.29%)
FOOD AND KINDRED PRODUCTS (1.77%)
Coca Cola Enterprises, Inc, 144A, due 05/08/07	850,000	849,127
NONDEPOSITORY INSTITUTIONS (1.52%)
American General Finance Corp., 5.26% due 05/04/07	725,000	725,000

Total Commercial Paper (Cost $1,574,127)		1,574,127
UNITED STATES GOVERNMENT AGENCIES (7.94%)
Federal Home Loan Bank, due 05/02/07	1,000,000	999,858
Federal Home Loan Bank, due 05/10/07	1,200,000	1,198,467
Federal Home Loan Bank, due 05/15/07	600,000	598,819
Federal Home Loan Mortgage Corp., due 05/21/07	1,000,000	997,163

Total United States Government Agencies (Cost $3,794,307)		3,794,307
Total Short-Term Investments (Cost $5,368,434)		5,368,434

Total Investments (Cost $41,273,685) (100.15%)		47,863,191
OTHER ASSETS LESS LIABILITIES (-0.15%)
Cash, receivables, prepaid expense and other assets, less liabilities		(72,374)

Total Net Assets (100.00%)		$47,790,817

Non-income producing securities.

Restricted security:

Coca-Cola Enterprises, Inc., was purchased at 99.634 on 04/13/07. As of 04/30/07, the carrying value of each unit was 99.897 representing $849,127 or 1.77% of total net assets.

UNREALIZED APPRECIATION (DEPRECIATION)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the portfolios as of the period end were as follows:
Unrealized Appreciation	$8,007,213
Unrealized Depreciation	(1,286,353)

Net Unrealized Appreciation (Depreciation)	6,720,860
Cost for federal income tax purposes	$41,142,331

EQUITRUST SERIES FUND, INC.

SCHEDULE OF INVESTMENTS

MONEY MARKET PORTFOLIO

April 30, 2007

(Unaudited)

	Annualized Yield on Purchase Date	Principal Amount	Value
SHORT-TERM INVESTMENTS (100.14%)
COMMERCIAL PAPER (19.66%)
INSURANCE CARRIERS (3.90%)
Prudential Funding LLC, due 05/09/07	5.241%	$125,000	$125,000
NONDEPOSITORY INSTITUTIONS (12.64%)
American Express Credit Corp., due 05/22/07	5.241	105,000	105,000
American General Finance Corp., due 05/01/07	5.261	100,000	100,000
General Electric Capital Corp., due 05/03/07	5.242	100,000	100,000
HSBC Finance Corp., due 05/07/07	5.254	100,000	100,000

			405,000
PETROLEUM AND COAL PRODUCTS (3.12%)
Chevron Corp., due 07/27/07	5.216	100,000	100,000

Total Commercial Paper (Cost $630,000)			630,000
UNITED STATES GOVERNMENT AGENCIES (80.48%)
Federal Farm Credit Bank, due 05/15/07	5.189	100,000	99,801
Federal Farm Credit Bank, due 06/07/07	5.201	100,000	99,476
Federal Farm Credit Bank, due 06/27/07	5.258	100,000	99,186
Federal Home Loan Bank, due 05/04/07	5.267	100,000	99,957
Federal Home Loan Bank, due 05/18/07	5.229	100,000	99,757
Federal Home Loan Bank, due 05/23/07	5.217	100,000	99,687
Federal Home Loan Bank, due 05/30/07	5.213	100,000	99,588
Federal Home Loan Bank, due 06/15/07	5.225	100,000	99,360
Federal Home Loan Bank, due 06/22/07	5.223	100,000	99,261
Federal Home Loan Bank, due 07/06/07	5.243	100,000	99,061
Federal Home Loan Bank, due 07/25/07	5.227	100,000	98,797
Federal Home Loan Mortgage Corp., due 05/02/07	5.238	100,000	99,986
Federal Home Loan Mortgage Corp., due 05/11/07	5.272	100,000	99,856
Federal Home Loan Mortgage Corp., due 05/14/07	5.258	100,000	99,813
Federal Home Loan Mortgage Corp., due 05/17/07	5.219	100,000	99,772
Federal Home Loan Mortgage Corp., due 05/21/07	5.280	90,000	89,740
Federal Home Loan Mortgage Corp., due 05/25/07	5.246	125,000	124,570
Federal Home Loan Mortgage Corp., due 05/29/07	5.290	100,000	99,596
Federal Home Loan Mortgage Corp., due 06/18/07	5.272	100,000	99,311
Federal National Mortgage Assoc., due 05/08/07	5.228	100,000	99,900
Federal National Mortgage Assoc., due 05/10/07	5.239	75,000	74,903
Federal National Mortgage Assoc., due 05/16/07	5.278	100,000	99,783
Federal National Mortgage Assoc., due 05/24/07	5.203	100,000	99,673
Federal National Mortgage Assoc., due 05/31/07	5.223	100,000	99,573
Federal National Mortgage Assoc., due 06/12/07	5.206	100,000	99,404
Federal National Mortgage Assoc., due 06/20/07	5.263	100,000	99,284

Total United States Government Agencies (Cost $2,579,095)			2,579,095

Total Short-Term Investments (Cost $3,209,095)			3,209,095
OTHER ASSETS LESS LIABILITIES (-0.14%)
Cash, receivables, prepaid expense and other assets, less liabilities			(4,616)

Total Net Assets (100.00%)			$3,204,479

EQUITRUST SERIES FUND, INC.

SCHEDULE OF INVESTMENTS

BLUE CHIP PORTFOLIO

April 30, 2007

(Unaudited)

	Shares Held	Value
COMMON STOCKS (97.74%)
BUSINESS SERVICES (3.96%)
Microsoft Corp.	62,343	$1,866,549
Oracle Corp.	35,197	661,704

		2,528,253
CHEMICALS AND ALLIED PRODUCTS (15.08%)
Abbott Laboratories	16,783	950,253
Amgen, Inc.	12,102	776,222
Bristol-Myers Squibb Co.	26,079	752,640
Dow Chemical Co.	7,143	318,649
E.I. du Pont de Nemours & Co.	10,688	525,529
Eli Lilly & Co.	12,307	727,713
Johnson & Johnson	29,186	1,874,325
Merck & Co., Inc.	20,910	1,075,610
Pfizer, Inc.	28,540	755,168
Proctor & Gamble Co.	29,216	1,878,881

		9,634,990
COMMUNICATIONS (4.53%)
AT&T, Inc.	26,121	1,011,405
Comcast Corp.-Class A	22,408	597,397
Verizon Communications	24,864	949,308
Viacom, Inc.-Class B	8,195	338,044

		2,896,154
DEPOSITORY INSTITUTIONS (10.40%)
Bank of America Corp.	30,347	1,544,662
Citigroup, Inc.	29,313	1,571,763
J. P. Morgan Chase & Co.	31,075	1,619,007
Wachovia Corp.	17,266	958,954
Wells Fargo Co.	26,515	951,623

		6,646,009
EATING AND DRINKING PLACES (2.94%)
McDonald’s Corp.	38,877	1,876,982
ELECTRIC, GAS AND SANITARY SERVICES (3.88%)
Dominion Resources, Inc.	7,700	702,240
Exelon Corp.	16,333	1,231,672
Southern Co.	14,389	543,760

		2,477,672
ELECTRONIC AND OTHER ELECTRIC EQUIPMENT (7.09%)
Cisco Systems, Inc.	38,466	1,028,581
General Electric Co.	47,289	1,743,073
Intel Corp.	38,846	835,189
Motorola, Inc.	24,610	426,491
Texas Instruments, Inc.	14,508	498,640

		4,531,974
FOOD AND KINDRED PRODUCTS (4.33%)
Anheuser Busch Cos., Inc.	7,591	373,401
Coca-Cola Co. (The)	21,129	1,102,723
Kraft Foods, Inc.	18,219	609,790
PepsiCo, Inc.	10,307	681,190

		2,767,104
FORESTRY (0.53%)
Weyerhaeuser Co.	4,236	335,576

GENERAL MERCHANDISE STORES (2.15%)
Wal-Mart Stores, Inc.	28,609	1,370,943
INDUSTRIAL MACHINERY AND EQUIPMENT (8.83%)
3M Co.	11,825	978,755
Applied Materials, Inc.	16,255	312,421
Caterpillar, Inc.	18,984	1,378,618
Dell, Inc.	21,583	544,107
EMC Corp.	25,720	390,430
Hewlett-Packard Co.	24,418	1,028,975
International Business Machines Corp.	9,852	1,006,973

		5,640,279
INSURANCE CARRIERS (2.75%)
American International Group, Inc.	25,168	1,759,495
LUMBER AND WOOD PRODUCTS (1.13%)
Home Depot, Inc.	19,028	720,590
MOTION PICTURES (2.34%)
Disney (Walt) Co.	24,472	856,031
Time Warner, Inc.	31,047	640,500

		1,496,531
NONDEPOSITORY INSTITUTIONS (4.32%)
American Express Co.	36,158	2,193,706
Federal National Mortgage Assoc.	9,581	564,513

		2,758,219
PETROLEUM AND COAL PRODUCTS (8.95%)
Chevron Corp.	26,178	2,036,387
Exxon Mobil Corp.	46,373	3,681,089

		5,717,476
PRIMARY METAL INDUSTRIES (1.14%)
Alcoa, Inc.	20,529	728,574
PRINTING AND PUBLISHING (0.41%)
CBS Corp.-Class B	8,195	260,355
SECURITY AND COMMODITY BROKERS (0.67%)
Ameriprise Financial, Inc.	7,230	429,968
TOBACCO PRODUCTS (2.84%)
Altria Group, Inc.	26,328	1,814,526
TRANSPORTATION EQUIPMENT (9.47%)
Boeing Co. (The)	21,296	1,980,528
General Motors Corp.	11,084	346,153
Honeywell International, Inc.	29,697	1,608,983
United Technologies Corp.	31,515	2,115,602

		6,051,266

Total Common Stocks (Cost $38,096,737)		62,442,936
SHORT-TERM INVESTMENTS (2.27%)
MONEY MARKET MUTUAL FUND (0.08%)
JP Morgan U.S. Treasury Plus Money Market Fund (Cost $52,656)	52,656	52,656

	Principal Amount
COMMERCIAL PAPER (0.63%)
FOOD AND KINDRED PRODUCTS (0.39%)
Coca Cola Enterprises, Inc, 144A, due 05/01/07	$250,000	250,000
NONDEPOSITORY INSTITUTIONS (0.24%)
General Electric Capital Corp., 5.25%, due 05/04/07 (Cost $250,000)	150,000	150,000

Total Commercial Paper (Cost $400,000)		400,000
UNITED STATES GOVERNMENT AGENCIES (1.56%)
Federal Home Loan Bank, due 05/09/07	150,000	149,831
Federal Home Loan Bank, due 05/10/07	400,000	399,489
Federal Home Loan Bank, due 05/16/07	200,000	199,574
Federal Home Loan Bank, due 05/25/07	250,000	249,149

Total United States Government Agencies (Cost $998,043)		998,043

Total Short-Term Investments (Cost $1,450,699)		1,450,699

Total Investments (Cost $39,547,436) (100.01%)		63,893,635
OTHER ASSETS LESS LIABILITIES (-0.01%)
Cash, receivables, prepaid expense and other assets, less liabilities		(1,211)

Total Net Assets (100.00%)		$63,892,424

Non-income producing securities.

Restricted security:

Coca-Cola Enterprises, Inc., was purchased at 99.619 on 04/05/07. As of 04/30/07, the carrying value of each unit was 100.000 representing $250,000 or 0.39% of total net assets.

UNREALIZED APPRECIATION (DEPRECIATION)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the portfolios as of the period end were as follows:
Unrealized Appreciation	$27,309,746
Unrealized Depreciation	(2,963,547)

Net Unrealized Appreciation (Depreciation)	24,346,199
Cost for federal income tax purposes	$39,547,436

Item 2.	Controls and Procedures

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There has been no change to the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are filed as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) EquiTrust Series Fund, Inc.

By:	/s/ Dennis M. Marker
Dennis M. Marker
Chief Executive Officer

Date: 6/19/07

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Dennis M. Marker
Dennis M. Marker
Chief Executive Officer

Date: 6/19/07

By:	/s/ James P. Brannen
James P. Brannen
Chief Financial Officer

Date: 6/19/07